TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total	€ 11,792	€ 7,841
E U R [Member]
IfrsStatementLineItems [Line Items]
Total	6,238	4,379
ILS [Member]
IfrsStatementLineItems [Line Items]
Total	253	175
ARS [Member]
IfrsStatementLineItems [Line Items]
Total	63	86
USD [Member]
IfrsStatementLineItems [Line Items]
Total	740	420
MXN [Member]
IfrsStatementLineItems [Line Items]
Total	3,440	1,886
COP [Member]
IfrsStatementLineItems [Line Items]
Total	€ 1,058	€ 895